Revision to Previously Issued Consolidated Financial Statements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024
Revision of Comparatives [Line Items]
Revenue		$ 5,000
Income tax expense
Contract liability	5,000	5,000
Accumulated deficit	(429,318)	(377,449)
Accruals				$ 600
Other payables		600
License Agreement [Member]
Revision of Comparatives [Line Items]
Income tax expense		$ 600
Accumulated deficit	$ (4,400)